Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 06, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The following table sets forth information regarding the Company’s performance
and
the “compensation
actually
paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CURRENT PEO (1)	SUMMARY COMPENSATION TABLE TOTAL FOR PRIOR PEO (1)	COMPENSATION ACTUALLY PAID TO CURRENT PEO (1)(2)		COMPENSATION ACTUALLY PAID TO PRIOR PEO (1)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:			NET INCOME (IN THOUSANDS)	ADJUSTED EBITDA (IN THOUSANDS) (6)
								TOTAL SHAREHOLDER RETURN (4)	2022 PEER GROUP TOTAL SHAREHOLDER RETURN (4)(5)	2021 PEER GROUP TOTAL SHAREHOLDER RETURN (4)(5)
2022	$6,651,233	$2,390,833		$6,106,733	$398,800	$1,923,448	$614,385	$49.09	$63.25	$86.38	$66,620	$105,736
2021	N/A	$2,299,501	$	N/A	$1,505,717	$4,525,451	$2,835,971	$163.49	$113.99	$125.61	$146,082	$154,990
2020	N/A	$4,398,024	$	N/A	$4,658,825	$2,763,603	$2,930,602	$254.25	$90.09	$110.04	$(90,716)	$69,526

(1)
The prior PEO was John J. Flynn, who served as the Company’s CEO in 2020, 2021 and 2022 through October 6, 2022. Following Mr. Flynn’s retirement, Keith A. Jezek was appointed as the Company’s CEO, effective October 7, 2022, and is the current PEO.

(2)
Compensation actually paid to the current PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2022
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CURRENT PEO	PRIOR PEO	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$6,651,233	$2,390,833	$1,923,448
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(6,113,250)	$(1,749,981)	$(1,365,476)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	$5,568,750	$439,938	$861,854
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$—	$(606,863)	$(588,333)
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	$—	$(75,127)	$(217,107)

Compensation Actually Paid Amount	$6,106,733	$398,800	$614,385

	2021
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CURRENT PEO	PRIOR PEO	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	N/A	$2,299,501	$ 4,525,451
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	N/A	$(1,290,115)	$(3,635,985)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	N/A	$867,278	$ 2,181,605
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	N/A	$(361,109)	$ (228,584)
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	N/A	$(9,838)	$ (6,516)

Compensation Actually Paid Amount	N/A	$1,505,717	$ 2,835,971

	2020
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CURRENT PEO	PRIOR PEO	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	N/A	$4,398,024	$ 2,763,603
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	N/A	$(1,087,956)	$ (696,653)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	N/A	$1,348,757	$ 863,652
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	N/A	$—	$ —
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	N/A	$—	$ —

Compensation Actually Paid Amount	N/A	$4,658,825	$ 2,930,602

(3)	The non-PEO NEOs were (a) in 2020 and 2021, Charles D. Jehl and Ross M. Jessup and (b) in 2022, Charles D. Jehl, Cecilia Camarillo, Matthew R. Roe, Matthew S. Stark and Ross M. Jessup.
(4)	Total Stockholder Return and Peer Group Total Stockholder Return assume $100 invested on June 10, 2020, the day the Company became a public company as a result of the Business Combination.
(5)
For purposes of this disclosure, our peer group in 2022 consisted of nine companies, including Green Dot Corporation, Jack Henry & Associates, Inc., LendingClub Corporation, Pagaya Technologies Ltd., Paymentus Holdings, Inc., Q2 Holdings, Inc., Repay Holdings Corporation, SoFi Technologies, Inc. and Upstart Holdings, Inc. (the “2022 Peer Group”). The 2022 Peer Group is consistent with the peer group used in Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2022. Our peer group in 2021 consisted of nine companies, including Equifax Inc., FleetCor Technologies, Inc., Jack Henry & Associates, Inc., Q2 Holdings, Inc., Repay Holdings Corporation, Upstart Holdings, Inc., TransUnion, Verisk Analytics, Inc. and WEX Inc. (the “2021 Peer Group”). The 2021 Peer Group is consistent with the peer group used in Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2021.

(6)
Adjusted EBITDA is the measure we believe represents the most important financial performance metric not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs to our Company’s performance.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]			The non-PEO NEOs were (a) in 2020 and 2021, Charles D. Jehl and Ross M. Jessup and (b) in 2022, Charles D. Jehl, Cecilia Camarillo, Matthew R. Roe, Matthew S. Stark and Ross M. Jessup.
Peer Group Issuers, Footnote [Text Block]
(4)	Total Stockholder Return and Peer Group Total Stockholder Return assume $100 invested on June 10, 2020, the day the Company became a public company as a result of the Business Combination.
(5)
For purposes of this disclosure, our peer group in 2022 consisted of nine companies, including Green Dot Corporation, Jack Henry & Associates, Inc., LendingClub Corporation, Pagaya Technologies Ltd., Paymentus Holdings, Inc., Q2 Holdings, Inc., Repay Holdings Corporation, SoFi Technologies, Inc. and Upstart Holdings, Inc. (the “2022 Peer Group”). The 2022 Peer Group is consistent with the peer group used in Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2022. Our peer group in 2021 consisted of nine companies, including Equifax Inc., FleetCor Technologies, Inc., Jack Henry & Associates, Inc., Q2 Holdings, Inc., Repay Holdings Corporation, Upstart Holdings, Inc., TransUnion, Verisk Analytics, Inc. and WEX Inc. (the “2021 Peer Group”). The 2021 Peer Group is consistent with the peer group used in Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2021.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid to the current PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2022
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CURRENT PEO	PRIOR PEO	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$6,651,233	$2,390,833	$1,923,448
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(6,113,250)	$(1,749,981)	$(1,365,476)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	$5,568,750	$439,938	$861,854
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$—	$(606,863)	$(588,333)
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	$—	$(75,127)	$(217,107)

Compensation Actually Paid Amount	$6,106,733	$398,800	$614,385

	2021
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CURRENT PEO	PRIOR PEO	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	N/A	$2,299,501	$ 4,525,451
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	N/A	$(1,290,115)	$(3,635,985)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	N/A	$867,278	$ 2,181,605
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	N/A	$(361,109)	$ (228,584)
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	N/A	$(9,838)	$ (6,516)

Compensation Actually Paid Amount	N/A	$1,505,717	$ 2,835,971

	2020
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CURRENT PEO	PRIOR PEO	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	N/A	$4,398,024	$ 2,763,603
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	N/A	$(1,087,956)	$ (696,653)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	N/A	$1,348,757	$ 863,652
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	N/A	$—	$ —
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	N/A	$—	$ —

Compensation Actually Paid Amount	N/A	$4,658,825	$ 2,930,602

Non-PEO NEO Average Total Compensation Amount			$ 1,923,448	$ 4,525,451	$ 2,763,603
Non-PEO NEO Average Compensation Actually Paid Amount			$ 614,385	2,835,971	2,930,602
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation actually paid to the current PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2022
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CURRENT PEO	PRIOR PEO	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$6,651,233	$2,390,833	$1,923,448
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(6,113,250)	$(1,749,981)	$(1,365,476)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	$5,568,750	$439,938	$861,854
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$—	$(606,863)	$(588,333)
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	$—	$(75,127)	$(217,107)

Compensation Actually Paid Amount	$6,106,733	$398,800	$614,385

	2021
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CURRENT PEO	PRIOR PEO	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	N/A	$2,299,501	$ 4,525,451
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	N/A	$(1,290,115)	$(3,635,985)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	N/A	$867,278	$ 2,181,605
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	N/A	$(361,109)	$ (228,584)
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	N/A	$(9,838)	$ (6,516)

Compensation Actually Paid Amount	N/A	$1,505,717	$ 2,835,971

	2020
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CURRENT PEO	PRIOR PEO	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	N/A	$4,398,024	$ 2,763,603
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	N/A	$(1,087,956)	$ (696,653)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year-end	N/A	$1,348,757	$ 863,652
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	N/A	$—	$ —
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	N/A	$—	$ —

Compensation Actually Paid Amount	N/A	$4,658,825	$ 2,930,602

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Listed below are the financial and
non-financial
performance measures which in our assessment represent the most important financial performance measures we use to link Compensation Actually Paid to our NEOs, for 2022, to company performance:

MEASURE	NATURE	EXPLANATION
Adjusted EBITDA	Financial measure
Non-GAAP
financial measure defined as GAAP net income excluding interest expense, income tax expense, depreciation and amortization expense, share-based compensation expense, gain on extinguishment of the Company’s tax receivable agreement, loss on extinguishment of debt, change in fair value of contingent consideration, change in measurement - tax receivable agreement and transaction bonuses as a result of the Business Combination

Certified Loans	Non-financial measure	The number of certified loans generated by the Company in 2022.
Total Revenue	Financial measure	Total revenue in 2022.
Cash EBITDA	Financial measure
Non-GAAP
financial measured defined as net income,
plus
(i) interest expense, (ii) taxes and tax receivable agreement payments, (iii) depreciation and amortization expense, (iv) cash collections related to revenue, (v) any net asset writedowns related to revenue, and
(vi) non-operational
exceptional expenses;
minus
(1) interest income, (2) revenue, (3) any net asset markups related to revenue, and
(4) non-operational
exceptional income

Adjusted Operating Cash Flow	Financial measure	Non-GAAP financial measure defined as adjusted EBITDA, minus capital expenditures, plus or minus change in contract assets

Total Shareholder Return Amount			$ 49.09	163.49	254.25
Net Income (Loss)			$ 66,620,000	$ 146,082,000	$ (90,716,000)
Company Selected Measure Amount			105,736,000	154,990,000	69,526,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]			Adjusted EBITDA is the measure we believe represents the most important financial performance metric not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs to our Company’s performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Certified Loans
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Total Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Cash EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Operating Cash Flow
John J. Flynn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 2,390,833	$ 2,299,501	$ 4,398,024
PEO Actually Paid Compensation Amount			398,800	$ 1,505,717	$ 4,658,825
PEO Name		John J. Flynn		John J. Flynn	John J. Flynn
Keith A. Jezek [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,651,233
PEO Actually Paid Compensation Amount			6,106,733
PEO Name	Keith A. Jezek
Two Thousand and Twenty Two Peer Group [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount			63.25	$ 113.99	$ 90.09
Two Thousand and Twenty One Peer Group [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount			86.38	125.61	110.04
PEO [Member] | John J. Flynn [Member] | Increase(Decrease) for amounts reported under the Stock Awards Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,749,981)	(1,290,115)	(1,087,956)
PEO [Member] | John J. Flynn [Member] | Increase(Decrease) for fair value at yearend of awards granted during year that remain unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			439,938	867,278	1,348,757
PEO [Member] | John J. Flynn [Member] | Increase(Decrease) for change in fair value from prior yearend to current yearend of awards granted prior to year that were outstanding and unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(606,863)	(361,109)
PEO [Member] | John J. Flynn [Member] | Increase(Decrease) for change in fair value from prior yearend to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(75,127)	(9,838)
PEO [Member] | Keith A. Jezek [Member] | Increase(Decrease) for amounts reported under the Stock Awards Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,113,250)
PEO [Member] | Keith A. Jezek [Member] | Increase(Decrease) for fair value at yearend of awards granted during year that remain unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,568,750
Non-PEO NEO [Member] | Increase(Decrease) for amounts reported under the Stock Awards Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,365,476)	(3,635,985)	(696,653)
Non-PEO NEO [Member] | Increase(Decrease) for fair value at yearend of awards granted during year that remain unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			861,854	2,181,605	$ 863,652
Non-PEO NEO [Member] | Increase(Decrease) for change in fair value from prior yearend to current yearend of awards granted prior to year that were outstanding and unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(588,333)	(228,584)
Non-PEO NEO [Member] | Increase(Decrease) for change in fair value from prior yearend to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (217,107)	$ (6,516)